Personnel Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of personnel expenses by function:
Personnel expenses	€ 1,976,170	€ 1,539,366	€ 1,552,665
Details by nature:
Wages and salaries	1,600,617	1,231,812	1,234,761
Contributions to pension plans	40,994	31,757	33,226
Other social charges	33,506	27,387	27,462
Social Security	301,053	248,410	257,216
Total personnel expenses	1,976,170	1,539,366	1,552,665
Cost of sales
Details of personnel expenses by function:
Personnel expenses	1,343,991	999,347	1,058,132
Details by nature:
Total personnel expenses	1,343,991	999,347	1,058,132
Research and development
Details of personnel expenses by function:
Personnel expenses	159,766	138,629	110,682
Details by nature:
Total personnel expenses	159,766	138,629	110,682
Selling, general & administration expenses
Details of personnel expenses by function:
Personnel expenses	472,413	401,390	383,851
Details by nature:
Total personnel expenses	€ 472,413	€ 401,390	€ 383,851